Exhibit 99
Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	19	Payment Date	August 17, 2026
Collection Period	July, 2026

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-265473-07 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2025-A Reference Pool Balance		$1,560,551,390.55	$957,786,435.45	$899,697,928.02	0.5765257
Total Note Balance		$1,451,310,000.00	$804,852,399.18	$746,763,891.75	0.5145447

Total Overcollateralization		$109,241,390.55	$152,934,036.27	$152,934,036.27

2025-A Exchange Note Balance		$1,496,195,876.29	$855,231,956.61	$797,143,449.18	0.5327801
2025-A Exchange Note Overcollateralization		$64,355,514.26	$102,554,478.84	$102,554,478.84

Overcollateralization			Beginning of Period	End of Period
2025-A Reference Pool Balance as a % of Total Note Balance			119.00%	120.48%
2025-A Reference Pool Balance as a % of 2025-A Exchange Note Balance			111.99%	112.87%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	4.42500%	$181,800,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	4.57000%	$245,000,000.00	$14,831,960.78	$0.00	0.0000000
Class A-2b Notes*	4.03539%	$249,600,000.00	$15,110,438.40	$0.00	0.0000000
Class A-3 Notes	4.72000%	$494,600,000.00	$494,600,000.00	$466,453,891.75	0.9430932
Class A-4 Notes	4.78000%	$79,000,000.00	$79,000,000.00	$79,000,000.00	1.0000000
Class B Notes	4.96000%	$56,180,000.00	$56,180,000.00	$56,180,000.00	1.0000000
Class C Notes	0.00000%	$70,220,000.00	$70,220,000.00	$70,220,000.00	1.0000000
Class D Notes	0.00000%	$74,910,000.00	$74,910,000.00	$74,910,000.00	1.0000000
Total		$1,451,310,000.00	$804,852,399.18	$746,763,891.75	0.5145447

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,831,960.78	$60.54	$56,485.05	$0.23	$14,888,445.83	$60.77
Class A-2b Notes	$15,110,438.40	$60.54	$55,895.14	$0.22	$15,166,333.54	$60.76
Class A-3 Notes	$28,146,108.25	$56.91	$1,945,426.67	$3.93	$30,091,534.92	$60.84
Class A-4 Notes	$0.00	$0.00	$314,683.33	$3.98	$314,683.33	$3.98
Class B Notes	$0.00	$0.00	$232,210.67	$4.13	$232,210.67	$4.13
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$58,088,507.43	$40.02	$2,604,700.86	$1.79	$60,693,208.29	$41.82

II. POOL INFORMATION

2025-A Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,110,991,678.80	$957,786,435.45	$778,801,694.67
Change	$(68,891,906.06)	$(58,088,507.43)	$(40,455,733.13)
End of Period	$1,042,099,772.74	$899,697,928.02	$738,345,961.54
Residual Portion of Securitization Value as % of Securitization Value at end of period			82.07%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	45,235	13,459	31,776	1,725	30,051

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				10.5	9.9

Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	19	Payment Date	August 17, 2026
Collection Period	July, 2026

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		212	$6,292,085.32	0.70%
61 - 90 Days Delinquent		22	$649,018.16	0.07%
91- 120 Days Delinquent		5	$143,377.49	0.02%
Over 120 Days Delinquent		1	$41,466.45	0.00%
Total Delinquent Leases		240	$7,125,947.42	0.79%

Delinquency Trigger (61+ Delinquent Leases): Trigger: 0.45%

61+ Delinquent Leases Balance to EOP Pool Balance				0.0927%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases****	Securitization Value
1 Month Extended		49	$1,504,945.43
2 Months Extended		54	$1,674,653.98
3+ Months Extended		35	$1,000,046.18
Total		138	$4,179,645.59

		Current Period	Cumulative
Prepayment Speed		0.49%	0.58%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base Monthly Payments (Rent)				$17,330,345.88
plus: Payoffs				$25,623,158.85
plus: Other (including extension fees, excess charges, etc.)				$2,737,437.78
minus: Payaheads				$(795,525.31)
plus: Payahead Draws				$871,130.22
plus: Advances				$610,763.23
minus: Advance Reimbursement Amounts				$(831,245.21)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$26,447,028.27
plus: Recoveries				$287,516.19
Total Collections				$72,280,609.90

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$72,280,609.90

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$798,155.36	$798,155.36	$71,482,454.54	$0.00
2025-A Exchange Note Interest Payment	$3,896,294.26	$3,896,294.26	$67,586,160.28	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$67,586,160.28	$0.00
Reserve Account Deposit	$0.00	$0.00	$67,586,160.28	$0.00
2025-A Exchange Note Principal Payment	$58,088,507.43	$58,088,507.43	$9,497,652.85	$0.00
Shared Amounts	$0.00	$0.00	$9,497,652.85	$0.00
Excess Exchange Note Amounts	$9,497,652.85	$9,497,652.85	$0.00	$0.00
Total	$72,280,609.90	$72,280,609.90	$0.00	$0.00

Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	19	Payment Date	August 17, 2026
Collection Period	July, 2026

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2025-A Exchange Note Interest Payment				$3,896,294.26
2025-A Exchange Note Principal Payment				$58,088,507.43
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$9,497,652.85

Total				$71,482,454.54

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$71,482,454.54	$0.00
Administration Fee	$6,707.10	$6,707.10	$71,475,747.44	$0.00
Class A-1 Interest	$0.00	$0.00	$71,475,747.44	$0.00
Class A-2a Interest	$56,485.05	$56,485.05	$71,419,262.39	$0.00
Class A-2b Interest	$55,895.14	$55,895.14	$71,363,367.25	$0.00
Class A-3 Interest	$1,945,426.67	$1,945,426.67	$69,417,940.58	$0.00
Class A-4 Interest	$314,683.33	$314,683.33	$69,103,257.25	$0.00
Total Class A Interest	$2,372,490.19	$2,372,490.19		$0.00
First Priority Principal Payment	$0.00	$0.00	$69,103,257.25
Class B Interest	$232,210.67	$232,210.67	$68,871,046.58	$0.00
Second Priority Principal Payment	$0.00	$0.00	$68,871,046.58
Class C Interest	$0.00	$0.00	$68,871,046.58	$0.00
Third Priority Principal Payment	$0.00	$0.00	$68,871,046.58
Class D Interest	$0.00	$0.00	$68,871,046.58	$0.00
Specified Reserve Deposit	$0.00	$0.00	$68,871,046.58	$0.00
Regular Principal Payment	$58,088,507.43	$58,088,507.43	$10,782,539.15	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$10,782,539.15	$0.00
Remaining Funds to Holder of Residual Interest	$10,782,539.15	$10,782,539.15	$0.00	$0.00
Total	$71,482,454.54	$71,482,454.54	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$3,855,857.24
plus: Additional Advances				$610,763.23
minus: Advance Reimbursement Amounts				$(831,245.21)
End of Period Advance Balance				$3,635,375.26

Payaheads
Beginning of Period Payahead Balance				$2,431,096.20
plus: Additional Payaheads				$795,525.31
minus: Payahead Draws				$(871,130.22)
End of Period Payahead Balance				$2,355,491.29

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$3,901,378.48
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$3,901,378.48
Memo: Required Reserve Amount				$3,901,378.48

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$152,934,036.27
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$152,934,036.27

Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	19	Payment Date	August 17, 2026
Collection Period	July, 2026

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	349	5,273	$9,989,224.27	$160,931,297.72
Standard Terminations	523	3,423	$13,429,264.36	$88,731,874.21
Total Retained	872	8,696	$23,418,488.63	$249,663,171.93

Returned Vehicles
Early Terminations	155	1,558	$4,661,517.08	$46,613,970.66
Standard Terminations	671	4,596	$19,903,382.94	$131,477,643.60
Total Returned	826	6,154	$24,564,900.02	$178,091,614.26

Charged Off / Repossessed Vehicles	18	249	$629,010.79	$8,615,121.27
Removals by Servicer and Other	9	85	$278,040.61	$2,771,101.31
Total Terminations	1,725	15,184	$48,890,440.05	$439,141,008.77

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,772	11,046	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			47.88%	40.53%
Early Termination Rate (Early Terminations / Total Terminations)			29.22%	44.99%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$25,735,307.25
plus: Payahead draws			$332,505.26
minus: Unreimbursed Advances			$(78,088.39)
minus: Securitization Value of Retained Vehicles			$(23,418,488.63)
Total	872	8,696	$2,571,235.49	$29,207,399.85
Gain (Loss) Per Retained Vehicle			$2,948.66	$3,358.72

Gain (Loss) on Returned Vehicles
Customer Payments			$757,231.87
plus: Net Sale Proceeds			$26,203,648.12
plus: Payahead Draws			$61,220.30
minus: Unreimbursed Advances			$(59,055.47)
minus: Securitization Value of Returned Vehicles			$(24,564,900.02)
Total	826	6,154	$2,398,144.80	$20,882,624.92
Gain (Loss) Per Returned Vehicle			$2,903.32	$3,393.34

Credit Gain (Loss) Charged Off / Repo Vehicles	18	249	$(119,833.39)	$(2,687,988.03)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(6,657.41)	$(10,795.13)
Recoveries			$276,854.83	$1,474,657.87

Total Gain (Loss)	1,716	15,099	$5,126,401.73	$48,876,694.61
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$2,987.41	$3,237.08

Removals by Servicer and Other	9	85

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$26,203,648.12
plus: Excess Wear and Use and Excess Mileage Assessed			$397,629.95
minus: Residual Portion of Securitization Value			$(24,008,238.29)
Total	826	6,154	$2,593,039.78	$22,776,819.90
Residual Gain (Loss) Per Returned Vehicle			$3,139.27	$3,701.14

Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	19	Payment Date	August 17, 2026
Collection Period	July, 2026

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	5.25%
Second Prior Collection Period	5.50%
Prior Collection Period	6.31%
Current Collection Period	6.62%
Four Month Average (Current and Prior Three Collection Periods)	5.92%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	3.13%

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement: Benchmark	N/A

Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on 30-day average SOFR + 0.41%.
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
***The Weighted Average is calculated based on Securitization Value.
****Excludes leases that were extended and closed accounts during the Collection Period.